Total Equity - Summary of Non-Controlling Interests (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 10,079,142	$ 26,970,462
Non-controlling Interests, Profit (Loss)	$ 4,982,901	9,175,781	$ 7,088,401
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	7.35%
Non-controlling Interests, Equity	$ 10,079,142	10,310,215
Non-controlling Interests, Profit (Loss)	$ 6,241,065	6,885,422	5,649,253
GasAtacama Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Equity		16,660,247
Non-controlling Interests, Profit (Loss)	$ (1,258,164)	$ 2,290,359	$ 1,439,148